33. OTHER OPERATING INCOME (EXPENSES), NET (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Recovery of expenses	R$ 285.3	R$ 119.9	R$ 99.9
Provision reversal	27.9	13.4	56.1
Scrap sales	14.7	14.5	14.4
Gain on step business combination	0.0	0.0	59.6
Gain on disposals of property, plant and equipment	0.0	0.0	27.2
Tax amnesty program ("PERT")	0.0	302.1	0.0
Other	59.8	87.4	19.2
Income	387.7	382.9	276.4
Expenses
Expenses arising from Trapaça Operation (2)	(78.9)	(78.3)	0.0
Net loss from the disposals of property, plant and equipment	(59.6)	(21.2)	0.0
Rewards and short-term incentive	(47.0)	(101.5)	(7.0)
Costs on business disposals	(27.8)	(36.7)	0.0
Other employees benefits	(25.0)	(33.2)	(28.9)
Provision for civil, labor and tax risks	(18.0)	(180.8)	(109.0)
Restructuring	(17.8)	(14.9)	0.0
Demobilization expenses	(14.8)	(44.7)	0.0
Insurance claims costs	(9.4)	(25.1)	(32.7)
Expected credit losses	(2.7)	(13.6)	(5.5)
Management profit sharing	0.0	0.0	(3.4)
Idleness costs	0.0	0.0	(0.2)
Other	(67.4)	(166.3)	(88.7)
Expenses	(368.4)	(716.3)	(275.4)
OTHER OPERATING INCOME (EXPENSES), NET	R$ 19.3	R$ (333.4)	R$ 1.0